Annual Fund Operating Expenses - PIMCO California Municipal Bond Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.44%
I-2
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.54%
A
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.79%
C
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.54%